Lord Abbett Series Fund

                                 Growth and Income Series

                       SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                     [LOGO}

ROBERT S. DOW
CHAIRMAN

JULY 15, 1999

"... early on, the portfolio's
technology holdings enjoyed
a considerable advance
in share price, enhancing
performance. As these
investments approached
what we believed were their
full value prices, we pared
back the positions ..."


Report to Shareholders
For the Fiscal Year Ended June 30, 1999

Lord Abbett Series Fund --Growth & Income Portfolio completed the first half of its fiscal year on 6/30/99 and provided a total return of 14.82% for its shareholders during that period.*

In early 1999 investors remained concerned about the economic instability that had plagued Asian and South American economies throughout 1998 and the impact such instability might have on corporate earnings worldwide. As a result, large-cap growth stocks, often perceived as safe and liquid, continued to outperform most other equity investments. This trend reversed during the second quarter of 1999 as Asian and Latin American markets showed signs of improvement, and investors began to investigate opportunities in small-cap, mid-cap and value stocks.

The portfolio was well-positioned vis-` a-vis the market during the period under review. For example, early on, many of the portfolio's technology holdings enjoyed considerable advances in share price, enhancing performance. As these investments approached what we believed were their full value prices, we pared back the positions, investing instead in undervalued cyclical stocks, including companies in the manufacturing and commodities industries. In April, when cyclical stocks advanced the portfolio benefited. We reduced the portfolio's investments in interest-rate-sensitive financial companies, although we maintained a focus on insurance companies, since such companies continued to benefit from industry consolidation.**

Although themes in the market may deviate in the short-term, we expect that cyclical stocks will continue to perform well for the remainder of 1999. Based on the meaningful steps Japan and other Pacific Rim countries have taken to stimulate their economies, we believe global economic expansion will slowly begin. A long-term trend toward falling interest rates and global disinflation created a valuation gap between growth and value stocks that was historically wide. During the second quarter we saw that gap begin to narrow. However, at this time we believe that stock prices for many cyclical companies do not yet adequately reflect their earnings potential.

* Total return, which is not annualized, is the percent change in net asset value, assum ing the reinvestment of all distributions.

**   The Portfolio is actively managed and is subject to change.

LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
June 30, 1999

STATEMENT OF NET ASSETS

 Investments                                                                              Shares                  Value
-----------------------------------------------------------------------------------------------------------------------
 Investments in Common and Convertible Preferred Stocks 95.34%
-----------------------------------------------------------------------------------------------------------------------
 Automobiles -1.10%
 Ford Motor Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,500           $    197,531

 Banks: Money Center -1.94%
 Chase Manhattan Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,000                346,500

 Banks: Regional -6.06%
 Bank One Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,000                357,375
 Bank of America Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,500                183,281
 Fleet Financial Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .           6,000                266,250
 Wells Fargo Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,500                277,875
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              1,084,781

 Brokers -1.15%
 Morgan Stanley Dean Witter & Co.  . . . . . . . . . . . . . . . . . . . . . . .           2,000                205,000

 Chemicals -.96%
 Rohm & Haas Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,000                171,500

 Communications Services -1.46%
*CBS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,000                260,625

 Computer: Hardware -6.12%
 International Business Machines Corp. . . . . . . . . . . . . . . . . . . . . .           3,600                465,300
*Sun Microsystems Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,500                378,812
*Unisys Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,000                116,812
 Unisys Corp. Conv. Pfd. $3.75 . . . . . . . . . . . . . . . . . . . . . . . . .           2,060                134,158
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              1,095,082

 Computer: Services -4.16%
 First Data Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,000                342,563
*QUALCOMM Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,800                401,800
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                744,363

 Computer: Software -1.44%
*Cadence Design System Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .          13,000                164,125
*Oracle Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,500                 92,812
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                256,937

 Containers -.98%
*Owens-Illinois Inc. Conv. Pfd. 4.75%  . . . . . . . . . . . . . . . . . . . . .           4,000                176,000

 Drugs/Health Care Products -4.16%
 American Home Products Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .           7,500                431,250
 Pharmacia & Upjohn Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,500                312,469
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                743,719

 Electric Power -5.92%
 Carolina Power & Light Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .           6,500                278,281
 Duke Energy Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,000                326,250
 FirstEnergy Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,500                263,500
 Houston Industries Inc. Conv. Pfd. 7% . . . . . . . . . . . . . . . . . . . . .           1,600                190,800
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              1,058,831


LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
June 30, 1999

STATEMENT OF NET ASSETS

Investments                                                                              Shares                  Value
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment -1.23%
Emerson Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,500           $    220,063

Electronics: Communications -.48%
Comcast Corp. Class A Conv. Pfd. 3.35% due 5/15/2029 . . . . . . . . . . . . . .           1,000                 86,500

Electronics: Semiconductors -2.59%
Texas Instruments, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,200                464,000

Food -3.49%
Heinz H. J. Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,000                350,875
Ralston-Ralston-Purina Group . . . . . . . . . . . . . . . . . . . . . . . . . .           9,000                273,938
Total  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                624,813

Health-Care Products -1.36%
Baxter International Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,000                242,500

Health-Care Services -2.89%
Aetna Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,500                313,031
Aetna Inc. Conv. Pfd. $6.25  . . . . . . . . . . . . . . . . . . . . . . . . . .           1,200                 89,100
Columbia HCA Healthcare Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .           5,000                114,063
Total  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                516,194

Insurance: Life -2.32%
American General Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,500                414,563

Insurance: Property & Casualty -5.86%
Ace Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,500                211,875
Allstate Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,000                179,375
Aon Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,500                226,875
CIGNA Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,500                222,500
St. Paul Companies Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,500                206,781
Total  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              1,047,406

Machinery: Diversified -1.55%
Deere & Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,000                277,375

Manufacturing: Diversified -2.83%
Allied Signal Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,000                126,000
Honeywell Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,500                289,687
Rockwell International Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .           1,500                 91,125
Total  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                506,812

Natural Gas Diversified: 1.90%
The Coastal Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,500                340,000

Non-Ferrous Metals -1.56%
Alcoa Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,500                278,437

Office Equipment/Supplies -1.65%
Xerox Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,000                295,313

Oil and Gas Drilling -.89%
Schlumberger Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,500                159,219

Oil: Domestic Integrated -1.17%
Atlantic Richfield Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,500                208,906

 LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
 June 30, 1999

 STATEMENT OF NET ASSETS

                                                                                     Principal Amount
 Investments                                                                              or Shares                Value
-----------------------------------------------------------------------------------------------------------------------
 Oil: International Integrated -7.67%
 BP Amoco plc ADR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,100        $       227,850
 Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,000                495,000
 Texaco Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,700                230,787
 Total Fina S. A. ADR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,500                418,844
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              1,372,481

 Paper and Forest Products -2.26%
 International Paper Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,000                404,000

 Pollution Control -2.40%
 Waste Management Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,000                430,000

 Printing and Publishing -2.48%
 Dow Jones & Co. Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,000                265,313
 Gannett Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,500                178,438
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                443,751

 Retail: Department Stores & Merchandise -1.78%
*Federated Department Store Inc. . . . . . . . . . . . . . . . . . . . . . . . .           6,000                317,625

 Telephone: Long Distance -5.36%
 AT& T Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,000                613,938
*MCI WorldCom Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,000                344,250
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                958,188

 Telephone: Regional -6.17%
 Alltel Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,500                393,250
 Bell Atlantic Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,000                392,250
 SBC Communication Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,500                319,000
 Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              1,104,500

 Total Investments (Cost $14,594,395)      . . . . . . . . . . . . . . . . . . .                             17,053,515

 Other Assets, Less Liabilities 4.66%

 Short-Term Investments
 FC Discount Note 4.49% due 7/1/1999 . . . . . . . . . . . . . . . . . . . . . .    $     95,000                 95,000
 Prudential Funding Corp. 5 5 /8 % due 7/1/1999  . . . . . . . . . . . . . . . .         680,000                680,000
 Total Short-Term Investments (Cost $775,000)  . . . . . . . . . . . . . . . . .                                775,000

 Cash and Receivables, Net of Liabilities  . . . . . . . . . . . . . . . . . . .                                 58,925

 Total Other Assets, Less Liabilities  . . . . . . . . . . . . . . . . . . . . .                                833,925

 Net Assets 100.00%      . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 (Equivalent to $23.71 a share; 754,346 shares of $. 001 par value
 capital stock outstanding; authorized 50,000,000 shares)  . . . . . . . . . . .                         $   17,887,440

*Non-income producing security.
 See Notes to Financial Statements.

 LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
June 30, 1999

 STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
Income
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 552,031
   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 46,400
   Total income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .  $ 598,431
-----------------------------------------------------------------------------------------------------------------------
Expenses
   Management Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .93,785
   Professional . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35,092
   Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,795
   Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,806
   Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . .141,478
-----------------------------------------------------------------------------------------------------------------------
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . 456,953

-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . 153,407,715
Net change in unrealized appreciation of investments . . . . . . . . . . . . . . . . . .. . . . . . . . . .(119,389,974)
Net realized and unrealized gain on investments . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . 34,017,741
Net Increase in Net Assets Resulting from Operations . . . . . . . . . . . . . . . . . .. . . . . . . . .  $ 34,474,694

-----------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.


LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months Ended             Year Ended
Increase (Decrease) in Net Assets                                                  June 30, 1999      December 31, 1998
-----------------------------------------------------------------------------------------------------------------------
Operations
    Net investment income                                                      $         456,953       $     10,875,399
    Net realized gain from investment transactions                                   153,407,715             34,240,047
    Net change in unrealized appreciation of investments                            (119,389,974)            29,394,800
-----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                              34,474,694             74,510,246

Dividends and distributions to shareholders from:
    Net investment income                                                                     -             (10,531,538)
    Net realized gain from investment transactions                                            -             (33,862,945)
-----------------------------------------------------------------------------------------------------------------------
    Total                                                                                     -             (44,394,483)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
    Net proceeds from sales of 489,478 and 6,898,183 shares, respectively             10,770,598            141,925,049
    Net asset value 0 and 2,156,014 shares, respectively, issued
    in reinvestment of dividends and distributions                                            -              44,394,483
-----------------------------------------------------------------------------------------------------------------------
    Total                                                                             10,770,598            186,319,532
-----------------------------------------------------------------------------------------------------------------------
    Cost of 34,326,281 and 728,296 shares reacquired, respectively                  (741,632,097)           (14,598,679)
-----------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    derived from capital share transactions
    (net change of (33,836,803) and 8,325,901 shares, respectively)                 (730,861,499)           171,720,853
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                                   (696,386,805)           201,836,616
-----------------------------------------------------------------------------------------------------------------------
Net Assets

    Beginning of period                                                               714,274,245           512,437,629
    End of period*                                                            $       17,887,440       $    714,274,245

    *Including undistributed (distribution in excess of) net investment income of $347,062 and $(109,891), respectively
-----------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                              Six Months Ended                                                          Year Ended
                                                      June 30,                                                         December 31,
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:                          1999          1998           1997          1996        1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  20.649     $    19.510   $   17.022    $    15.241   $   12.71       $13.15
-----------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations
       Net investment income                             .28(a)          .360(a)      .393(a)        .408         .459         .41
       Net realized and unrealized gain
       (loss) on investments                            2.78            2.149        3.755          2.563        3.332        (.045)
    Total from investment operations                    3.06            2.509        4.148          2.971        3.791         .365
    -------------------------------------------------------------------------------------------------------------------------------
    Distributions
       Dividends from net investment income              -              (.325)       (.34)          (.36)        (.36)        (.33)
       Distributions from net realized gain              -             (1.045)      (1.32)          (.83)        (.90)        (.475)
    ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   23.71      $    20.649   $   19.510    $    17.022      $15.241      $12.71
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                           14.82%(b)  v    12.82%       24.34%         19.49%       29.82%        2.76%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
       Net assets, end of period (000)                $17,887        $714,274     $512,438       $303,982     $193,575     $114,608
Ratios to Average Net Assets:
       Expenses                                          .40%(b)         .51%         .52%           .52%         .52%         .59%
       Net investment income                            1.30%(b)        1.78%        2.02%          2.32%        2.91%        2.97%
Portfolio turnover rate                                72.01%          76.62%       43.09%         48.93%       70.30%       68.94%
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.

(b)  Not annualized.

See Notes to Financial Statements.

LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies
Lord Abbett Series Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on August 28, 1989. The Company currently consists of one active portfolio - Growth and Income Series (the "Series"). The Series is diversified as defined under the Investment
Company Act of 1940. The Series commenced operations on December 11, 1989. Shares of the Series are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance related companies. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Investment transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

2. Management Fee and Other Transactions with Affiliates
The Company has a management agreement with Lord, Abbett & Co. (" Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work. The management fee paid to Lord Abbett is based on average daily net assets at the rate of .50% per annum. Certain of the Company's officers and Directors have an interest in Lord Abbett.

The Company has a service agreement which permits it to make payments under certain circumstances to insurance companies at the annual rate of .25% of the average daily net asset value of shares of the Company attributable to insurance companies' variable annuity contract owners.

3. Distributions Distributions from net investment income and net realized gain from investment transactions, if any, are declared annually. Accumulated undistributed net realized capital gains at June 30, 1999, for financial statement purposes, aggregated $2,230,813.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

4. Paid-in-Capital
At June 30, 1999, paid-in-capital aggregated $12,850,445.

5. Purchases and Sales of Securities
Purchases and sales of investment securities (other than short-term investments)
aggregated   $27,975,046  and  $22,755,703   (excluding   redemption  in  kind),
respectively.

As of June 30, 1999, net unrealized appreciation for federal income tax purposes for the Company aggregated $2,459,120, of which $2,624,099 related to appreciated securities and $164,979 related to depreciated securities. For federal income tax purposes, the identified cost of investments owned at June 30, 1999, was substantially the same as the cost for financial reporting purposes.

6. Directors' Remuneration
The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The Directors' fees payable at June 30, 1999, under a deferred compensation plan, were $33,546.

7. Redemption In Kind
On January 8, 1999, the Company incurred a redemption in kind from a separate account of COVA Financial Services Life Insurance Company (" COVA") in the amount of 34,287,022 shares. A redemption in kind occurs when a Fund pays a shareholder with portfolio securities in lieu of cash. The transaction resulted in a net realized gain for accounting purposes of $151,355,638, which has been reclassified to paid-in-capital.

                                                                      LASF-3-699
                                                                          (8/99)